Commitments and Contingencies (Tables) - SOLV Energy Holdings LLC [Member]	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Member] | Credit Risk
Commitments and Contingencies Disclosure [Line Items]
Summary of Company's total accounts receivable	The following customers each comprised 10% or more of the Company’s total accounts receivable:

	Year Ended December 31,
	2025	2024
Customer A	21%	—
Customer E	—	15%
Customer F	—	64%

Sales Revenue Net | Customer Concentration Risk [Member]
Commitments and Contingencies Disclosure [Line Items]
Summary of Company's total accounts receivable
The following customers each comprised 10% or more of the
Company’s
total revenue from external customers for the year ended December 31:

	Year Ended December 31,
	2025	2024	2023
Customer B	14%	—	—
Customer C	13%	14%	—
Customer D	10%	—	—
Customer E	—	15%	18%
Customer G	—	12%	—
Customer H	—	12%	—
Customer I	—	—	14%